                                  REIT Series

                             Small Cap Value Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or their investment operations; however, the name of the company of which the Series are a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

        From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series reflects applicable voluntary expense caps and would be lower without the voluntary caps.

        REIT Series.......... -2.61%     Small Cap Value Series.......... -6.22%

The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)


                                                                                                                           Small Cap
                                                                                                          REIT               Value
                                                                                                         Series             Series
                                                                                                        --------           ---------
Net asset value, beginning of period                                                                     $9.100             $16.450
Income (loss) from investment operations:
Net investment income                                                                                     0.152               0.083
Net realized and unrealized gain (loss) on investments                                                    0.118               0.482
                                                                                                        -------            --------
Total from investment operations                                                                          0.270               0.565
                                                                                                        =======            ========
Less dividends and distributions:
Dividends from net investment income                                                                         --              (0.195)
Distributions from net realized gain on investments                                                          --              (0.080)
                                                                                                        =======            ========
Total dividends and distributions                                                                            --              (0.275)
                                                                                                        -------            --------
Net asset value, end of period                                                                           $9.370             $16.740
                                                                                                        =======            ========
Total return                                                                                              5.25%               3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                                  $9,094            $103,101
Ratio of expenses to average net assets                                                                   0.85%               0.85%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly          1.00%                 N/A
Ratio of net investment income to average net assets                                                      5.02%               1.04%
Ratio of net investment income to average net assets prior to expense limitation and
  expenses paid indirectly                                                                                4.87%                 N/A
Portfolio turnover                                                                                          50%                 49%

(1)  Ratios have been annualized and total return has not been annualized.

                            Delaware Balanced Series

                             Small Cap Value Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or their investment operations; however, the name of the company of which the Series are part of has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

        From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for Small Cap Value Series reflects applicable voluntary expense caps and would be lower without the voluntary caps.

        Delaware Balanced Series..... -9.24%  Small Cap Value Series..... -6.22%

The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                                                                                       Delaware            Small Cap
                                                                                                       Balanced              Value
                                                                                                        Series               Series
                                                                                                       --------            ---------
Net asset value, beginning of period                                                                   $20.040              $16.450
Income (loss) from investment operations:
Net investment income                                                                                    0.182                0.083
Net realized and unrealized gain (loss) on investments                                                 (0.2720)               0.482
                                                                                                       -------              -------
Total from investment operations                                                                        (0.090)               0.565
                                                                                                       =======              =======
Less dividends and distributions:
Dividends from net investment income                                                                    (0.300)              (0.195)
Distributions from net realized gain on investments                                                     (0.770)              (0.080)
                                                                                                       =======              =======
Total dividends and distributions                                                                       (1.070)              (0.275)
                                                                                                       -------              -------
Net asset value, end of period                                                                         $18.880              $16.740
                                                                                                       =======              =======
Total return                                                                                            (0.14%)               3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                               $207,606             $103,101
Ratio of expenses to average net assets                                                                  0.71%                0.85%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly           N/A                  N/A
Ratio of net investment income to average net assets                                                     2.08%                1.04%
Ratio of net investment income to average net assets prior to expense limitation and
  expenses paid indirectly                                                                                 N/A                  N/A
Portfolio turnover                                                                                         74%                  49%

(1)  Ratios have been annualized and total return has not been annualized.

                          International Equity Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

        From January 1, 1999 to September 30, 1999 the total return for the Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for the Series reflects applicable voluntary expense caps and would be lower without the voluntary caps.

        International Equity Series.......6.44%

The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                                                                                                       International
                                                                                                                           Equity
                                                                                                                           Series
                                                                                                                       -------------
Net asset value, beginning of period                                                                                      $16.480
Income (loss) from investment operations:
Net investment income                                                                                                       0.235(2)
Net realized and unrealized gain (loss) on investments and foreign currencies                                               1.097
                                                                                                                         --------
Total from investment operations                                                                                            1.332
                                                                                                                         ========
Less dividends and distributions:
Dividends from net investment income                                                                                       (0.356)
Distributions from net realized gain on investments                                                                        (0.026)
                                                                                                                         ========
Total dividends and distributions                                                                                          (0.382)
                                                                                                                         --------
Net asset value, end of period                                                                                            $17.430
                                                                                                                         ========
Total return                                                                                                                8.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                                                  $255,757
Ratio of expenses to average net assets                                                                                     0.89%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly                            0.90%
Ratio of net investment income to average net assets                                                                        2.83%
Ratio of net investment income to average net assets prior to expense limitation and
  expenses paid indirectly                                                                                                  2.82%
Portfolio turnover                                                                                                             0%

(1)  Ratios have been annualized and total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.